Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023 CAD ($)	Mar. 31, 2021	Nov. 30, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of long term debt [Line Items]
Borrowings						$ 822,342
Description of compliance with covenants				The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
Minimum Consolidated Interest Coverage Ratio to incur additional indebtedness						2.00%	2.00%
Description of compliance with covenants				The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2024, the governing net restricted payments basket was negative $4 million (2023 – negative $91 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2024, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
Net restricted payments basket						$ (4,000)		$ (91,000)
Proportion of ownership interest in subsidiary				100.00%
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity							$ 375,000		$ 447,000	$ 500,000
Borrowings							12		0
Credit facility amount withdrawn							12,000		$ 0
Borrowings maximum available letters of credit							200,000
Outstanding letters of credit				$ 51,000	$ 56,000
Maturity date				June 28, 2027
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity							$ 375,000
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate						7.125%	7.125%
Maturity date				January 15, 2026
Borrowings frequency of payments				Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
7.125% Senior Notes Due 2026 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage						101.00%	101.00%
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Interest rate						6.875%	6.875%
Maturity date				January 15, 2029
Borrowings frequency of payments				Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022.
Redemption price percentage						101.00%	101.00%
Original issue discount				$ 3,000
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Facility maturity period				2025-11
Amortization period of principal and interest payments			15 years
Description of credit facility repayment and termination				The US Real Estate Credit Facility was repaid in-full and terminated during 2024.
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Percentage of face value				99.253%
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Facility maturity period				2026-03
Amortization period of principal and interest payments		15 years
Description of credit facility repayment and termination				The Canadian Real Estate Credit Facility was repaid in-full and terminated during 2024.
CWC Energy Services [Member] | Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Credit facility assumed on acquisition	$ 10,000